Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt [Abstract]
DEBT

NOTE 3 - DEBT

Line of credit

As of June 30, 2015 and December 31, 2014, the Company had a term loan with a third party financial institution for $124,000 with an outstanding balance of $70,329 and $84,700, respectively. The note is subject to annual interest of 4.5%. The note is collateralized by all of the assets of NAC and Conic Systems Inc. (“Conic”), an entity owned by Vincent Genovese, the Company’s Chief Executive Officer (“CEO”), and a guarantee issued by Mr. Genovese.

On May 1, 2015, the Company issued a revolving $30,000 note for inventory financing.  The note is subject to a 15% annual interest rate and has a term of 120 days.  As of June 30, 2015, the Company has used only $16,176 of the revolving note which remains outstanding as of the balance sheet date and is reported as part of short term debt.

Debt with related parties

As of June 30, 2015 and December 31, 2014, the Company had an outstanding non-interest bearing loan from Vincent Genovese, its CEO and majority shareholder, amounting to $20,500. The Company also has an outstanding loan from a family member of Mr. Genovese amounting to $190,000 which is subject to annual interest of three percent (3%). The outstanding balance under this note was $200,000 as of December 31, 2014. The Company made a payment of $10,000 during the six months ended June 30, 2015. Both loans have no stated maturity date.

On January 20, 2014, the Company obtained a non-interest bearing loan from Mr. Genovese amounting to $115,000. The loan matured on May 30, 2014 and is currently past due. On May 1, 2015 the note was assumed by Conic.

In January and April 2014, the Company obtained non-interest bearing loans from a director each amounting to $10,000. The loans have a term of six (6) months and the outstanding balance on these loans as of June 30, 2015 and December 31, 2014 amounted to $20,000 and are currently past due.

In April 2014, the Company issued a note to a director amounting to $25,000. The note is subject to annual interest of 12.5% and a minimum interest of $1,562. The note shall be paid at the earlier of the Company’s receipt of $50,000 in debt or equity funding or 365 days. As of June 30, 2015, the full principal amount of the note remains outstanding and is currently past due.

Convertible notes

A summary of the activity in convertible notes for the three months ended June 30, 2015 is shown below:

Balance at January 1, 2015	$453,579
Issuance of convertible note	109,000
Original issue debt discount	(3,000)
Debt discount resulting from derivative liability	(270,116)
Write off of debt discount due to debt extinguishment	23,299
Debt converted to common stock	(10,000)
Amortization of debt discount	256,347
$559,109

On January 8, 2015, the Company issued a 3% original issue discount convertible note to an accredited investor in the amount of $109,000 with a term of one (1) year and a conversion price equal to the lower of $0.50 or 80% of the share price that will be used by the Company in its next share issuance. In connection with the issuance of the note, the Company also issued warrants to purchase 21,800 shares of common stock at an exercise price of $0.63 per share and a term of two (2) years. The note is subject to annual interest of 12% and the Company was required to prepay six (6) months of interest amounting to $6,000 which is included in the principal amount. Due to the variable conversion rate on the notes, the embedded conversion feature and the warrants issued with the note qualified for derivative accounting. The fair value of the embedded conversion option and the warrants including the original issue discount totaling to $95,322 was recognized as a discount to the note. The Company also paid deferring financing fees of $9,000. The debt discount and the deferred financing fees were amortized over the term of the note.

On January 13, 2015, the Company amended two of its existing 12% notes totaling $100,000 to increase the interest rate from 12% to 15% and the number of shares issued on these notes from 25,000 shares of common stock to 50,000 shares of common stock. The modification was deemed substantial and was accounted for as a debt extinguishment under ASC 470. The fair value of the additional shares issued, including the unamortized debt discount and deferred financing fees, at the date of modification totaling to $34,878 was recognized as a loss on debt extinguishment. These two notes also became convertible during the three months ended March 31, 2015. Due to the variable conversion rate on the notes, the embedded conversion feature qualified for derivative accounting. The fair value of the embedded conversion option of $88,419 was recognized as a debt discount and amortized over the term of the note.

On May 5, 2015, a portion of a convertible note amounting to $10,000 was converted in exchange for 57,143 shares of common stock. The Company compared the fair value of the shares issued with the carrying value of the note converted which includes the corresponding unamortized debt discount and the derivative liability at the date of conversion and recognized a loss on debt extinguishment upon conversion amounting to $9,047.

A convertible note with an outstanding balance of $375,000 matured on April 29, 2015 and is currently past due.

NOTE 5 - DEBT

Line of credit

As of December 31, 2014, the Company had a term loan with a third party financial institution for $124,000 with an outstanding balance of $84,700. The note is subject to annual interest of 4.5%. The note is collateralized by all of the assets of NAC and Conic Systems Inc. (“Conic”), an entity owned by the Company’s CEO, and a guarantee issued by the Company’s CEO.

Debt with related parties

As of December 31, 2014 and 2013, the Company has an outstanding non-interest bearing loan from its CEO and majority shareholder, amounting to $20,500 and $21,000, respectively. The Company also obtained a loan from a family member of the CEO amounting to $200,000 which is subject to annual interest of 3% and is outstanding as of December 31, 2014 and 2013. Both loans have no stated maturity dates.

On January 20, 2014, the Company obtained a non-interest bearing loan from the CEO amounting to $115,000. The loan matured on May 30, 2014 and is currently past due.

In January and April 2014, the Company obtained non-interest bearing loans from a director each amounting to $10,000. The loans have a term of 6 months and the outstanding balance on these loans as of December 31, 2014 amounted to $20,000.

In April 2014, the Company issued a note to a director amounting to $25,000. The note is subject to annual interest of 12.5% and a minimum interest of $1,562. The note shall be paid at the earlier of the Company’s receipt of $50,000 in debt or equity funding or 365 days. The outstanding balance on this note as of December 31, 2014 amounted to $25,000 and is currently past due.

In 2010, the Company obtained a loan from Conic amounting to approximately $56,000. This loan is subject to annual interest of 4.85% and matures on December 31, 2015. As of December 31, 2014 and 2013, this loan has an outstanding balance of $0 and $3,318, respectively.

In December, 2013, the Company obtained a non-interest bearing loan from Conic amounting to $16,000. As of December 31, 2013 this loan has an outstanding balance of $16,000. The loan was repaid in full in January 2014.

Convertible debt

In connection with the share exchange agreement, the Company issued a 12% convertible note to a third party which has a term of 1 year and a conversion price of $0.30. Beginning on October 29, 2014 and on each of the following 6 successive months thereafter, the Company is obligated to pay 1/7th of the face amount of the note and accrued interest. All overdue accrued and unpaid interest is subject to a late fee at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted by applicable law. The Company may prepay the note for the sum of the then outstanding principal amount of the convertible note and guaranteed interest multiplied by 125%. The note includes a reset provision in the conversion price in the event the Company subsequently sells shares at a price lower than $0.30. As a result, the Company determined that the conversion feature of the note qualified for derivative accounting. The fair value of the embedded conversion feature as determined using the Black-Scholes option pricing model amounted to $341,987 which was recognized as a debt discount and amortized over the term of the note. The Company also paid fees to the lender amounting to $10,000 which was also recognized as a debt discount and amortized over the term of the note. The September through December 2014 principal payments are currently past due and the note is considered in default. The Company paid interest of $7,500 and accepted a $50,000 forbearance penalty due to the late payments.

During 2014, the Company issued two 12% notes for a total amount of $100,000 to third parties, which have a one year term and are convertible to common stock beginning four months from the issuance date of the notes or upon an event of default. The conversion price on the notes is equivalent to 70% of the lowest daily VWAP (volume weighted average price) during the 10 day trading period immediately prior to conversion. The notes contain an embedded derivative but are not recognized until the notes become convertible. Based on the above terms, the Company determined that the conversion feature of the notes do not qualify for derivative accounting as of December 31, 2014. The Company is obligated to pay the principal amount and accrued interest on the date of its planned public offering. In connection with the notes, the Company issued 25,000 common shares to the note holders with a relative fair value of $24,421 which was recognized as a discount to the notes. The Company also issued 2,500 common shares with a fair value of $3,250 and paid $12,000 fees both of which were recognized as deferred financing fees. The debt discount and deferred financing fees were amortized over the term of the note.

During 2014, the Company issued two 8% convertible notes to a third party for a total amount of $93,000 with a term of one year and are convertible to common stock beginning six months from the issuance of the date of the notes or upon event of default. The conversion price is equivalent to 70% of the averages of the lowest five (5) closing bid prices during the 10 day trading period immediately prior to conversion. In the event of default, the Company is obligated to pay 150% of the sum of the then due outstanding principal plus any unpaid and outstanding interest. The notes contain an embedded derivative but are not recognized until the notes become convertible. Based on the above terms, the Company determined the conversion feature of the note do not qualify for derivative accounting as of December 31, 2014. The Company paid debt discount of $23,000 that was amortized over the term of the notes.

On December 22, 2014 the Company issued a 15% note in the amount of $50,000 to a third party, which has a one year term and is convertible to common stock beginning four months from the issuance date of the note or upon an event of default. The conversion price is equivalent to 70% of the lowest daily VWAP (volume weighted average price) during the 10 day trading period immediately prior to conversion. The note contains an embedded derivative but is not recognized until the note becomes convertible. Based on the above terms, the Company determined that the conversion feature of the note does not qualify for derivative accounting as of December 31, 2014. The Company is obligated to pay the principal amount and accrued interest on the date of its planned public offering. In connection with the note, the Company issued 25,000 common shares to the note holder with a relative fair value of $10,159 which was recognized as a discount to the note. The Company also issued 2,500 common shares with a fair value of $1,275 and paid $6,000 fees both of which were recognized as deferred financing fees. The debt discount and deferred financing fees were amortized over the term of the note.

In connection with the above notes, the Company also incurred legal costs in 2014 of $44,310 which were deferred and amortized over the term of the notes. Amortization expense during the year ended December 31, 2014 for both the debt discount and deferred financing fees amounted to $263,166.